LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2015
Long-term Investments [Abstract]
LONG-TERM INVESTMENTS
6.	LONG-TERM INVESTMENTS

(a)	Equity method investments

The Group had the following equity method investments:

	As of December 31,
	2014		2015

Name of company	Percentage	Amount	Percentage	Amount
	%		%
Equity method investments

Beijing Eastern Media Corporation Ltd. (“BEMC”) (1)	49	$1,545	49	$1,363
Zhejiang AirMedia Guangying Film Production Co., Ltd. (“AM Guangying”) (2)	38	3,219	47.6	3,081
AM Jiaming (3)	49	-	-	-
Jiacheng Advertising (4)	30	-	-	-
Beijing Hezhong Chuangjin Investment Co., Ltd. (“Hezhong Chuangjin”) (5)	-	-	15	2,144
Lanmeihangbiao Tiandi Internet Investment Management (Beijing) Co., Ltd. (“LMHB”) (6)	-	-	40	456
AM Advertising (7)	-	-	25	82,177

		$4,764		$89,221

(1)	In March 2008, the Group entered into a definitive agreement with China Eastern Media Corporation, Ltd., a subsidiary of China Eastern Group and China Eastern Airlines Corporation Limited operating the media resources of China Eastern Group, to establish a joint venture, BEMC. BEMC was incorporated on March 18, 2008 in the PRC with China Eastern Media Corporation and the Group holding 51% and 49% equity interest, respectively. BEMC obtained concession rights of certain media resources from China Eastern Group, including the digital TV screens on airplanes of China Eastern Airlines, and paid concession fees to its shareholders as consideration. The total paid-in capital of BEMC was $2,119, which was contributed by both parties proportionately. In September 2013 and December 2014, BEMC distributed dividend of $1,401 and $495, respectively, in which $686 and $242, respectively were distributed and paid to the Group.

The investment was accounted for using the equity method of accounting as the Group has the ability to exercise significant influence to the operation of BEMC.

(2)	In December 2013, the Group entered into an agreement with Zhejiang Tianguang Diying Production Co., Ltd. to establish AM Guangying. AM Guangying was incorporated on December 25, 2013 with total contributed capital of $1,871, of which 52% and 48% of that amount was contributed by Zhejiang Tianguang Diying Production Co., Ltd. and the Group, respectively. In March 2014, the Group participated a capital call at $1,629 without any change of its equity interest. As a result, the total contributed capital by the Group was $2,520 as of December 31, 2014 and 2015. AM Guangying is mainly engaged in film production.

The investment was accounted for using the equity method of accounting as the Group has the ability to exercise significant influence to the operation of AM Guangying.

(3)

In June 2014, the Group sold 51% equity interests in AM Jiaming to a third party, accordingly, AM Jiaming was changed from a wholly-owned subsidiary to a 49% equity method investee of the Group as of December 31, 2014.

In December 2015, the Group acquired 51% equity interest from AM Jiaming’s controlling shareholder with consideration of nil. Accordingly, AM Jiaming was a wholly-owned subsidiary of the Group as of December 31, 2015.

(4)	In December 2014, the Group entered into an agreement with Beijing East Culture Media Co., Ltd. (“East Jiacheng”) to establish Jiacheng Advertising. Jiacheng Advertising was registered on December 12, 2014 with total committed capital contribution of $4,849. The Group and East Jiacheng each committed to contribute $1,455 and $3,394, respectively, representing 30% and 70% of the equity interest of Jiaming Advertising. As of December 31, 2014, the Group did not pay any capital into Jiacheng Advertising. The capital contribution shall be paid within 50 years as is permitted under current PRC laws. Jiacheng Advertising mainly operates digital TV media resources.

In August 2015, the Group transferred all of its 30% equity interest in Jiacheng Advertising to AM Jinsheng (See Note 10), for consideration of $252.

(5)	In May 2015, AM Advertising, Beijing Financial Technology Investment Management Center (limited partnership), Beijing Hongdeshengzheng Investment Co., Ltd., and Beijing Hongyuan Zhixin Enterprise Management Consulting Co. Ltd. established Hezhong Chuangjin, which mainly focuses on internet financing. The total subscribed capital contribution was $16,200 and AM Advertising owns 15% shares with $2,430 committed investment. For the year ended December 31, 2015, $2,316 capital was paid by the Group.

In July 2015, AM Advertising transferred its investment in Hezhong Chuangjin to AM Online, a subsidiary of the Group at a consideration of $2,316, which was equal to the total investment cost and thus no gain or loss was incurred.

As the Group has one representative in the Board of Directors (three members in total) of Hezhong Chuangjin, and has significant influence over it, equity method is adopted in accounting for this investment.

(6)	In September 2015, AM Online entered into an agreement with BlueFocus wireless Internet (Beijing) Investment Management Co., Ltd. and two individual investors to establish a joint venture, LMHB. LMHB was incorporated on September 25, 2015 with total subscribed capital contribution of $1,544, of which 40% was contributed by AM Online. LMHB is mainly engaged in investment management of Wi-Fi platform marketing and other mobile internet industries.

(7)	On June 15, 2015, AirMedia entered into a definitive equity interest transfer agreement with Longde Wenchuang to sell 75% equity interest of AM Advertising for a cash consideration of $324,183 as disclosed in Note 1. The transaction was completed on December 7, 2015.

After the disposal, the Group holds 25% equity interest in AM Advertising and the Group has two representatives on the Board of Directors of AM Advertising (five members in total). The investment was accounted for using the equity method of accounting as the Group has the ability to exercise significant influence over the operation of AM Advertising.

The summarized financial information of the equity method investees were as follows:

	As of December 31,
	2014	2015
Total current assets	$11,642	$277,634
Total assets	11,646	319,797
Total current liabilities	1,353	135,190
Total liabilities	2,166	135,342

	For the years ended December 31,
	2013	2014	2015
Total net revenues	$18,056	$11,486	$35,866
Total gross profits	1,280	567	15,341
Total net income	659	164	9,136

(b)	Cost method investment

In June 2010, the Group invested $367 for 20% equity interest in Zhangshangtong Air Service (Beijing) Co., Ltd. (“Zhangshangtong”), a company established in the PRC that is mainly engaged in air tickets agency services.